Purchases of Equity Securities by the Issuer and Affiliated Purchasers - Additional Information (Detail) - EUR (€)				1 Months Ended											6 Months Ended	12 Months Ended
	Jul. 14, 2015	Jul. 14, 2015	Jan. 31, 2015	Dec. 22, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 21, 2015
Equity, Class of Treasury Stock [Line Items]
Maximum amount of shares intended to be repurchased																			€ 1,000,000,000
Total number of shares purchased as a part of publicly announced plans or programs		179,580	202,080.00	634,682	572,167	429,927	482,500.00	533,000.00	320,500.00	734,976.00	412,920.00	551,263.00	740,490.00	478,691.00		6,272,776
Value of stock acquired																€ (564,887,000)	€ (700,000,000)	€ (300,000,000)
Program 2 [Member]
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased as a part of publicly announced plans or programs	3,300,000
Value of stock acquired	€ (314,900,000)
Maximum value of shares that may yet be purchased under program 2 (EUR)	€ 750,000,000	€ 750,000,000	€ 750,000,000	€ 500,005,909	€ 552,871,175	€ 602,312,556	€ 637,176,550	€ 676,085,205	€ 720,674,218	€ 750,000,000	€ 750,000,000	€ 750,000,000	€ 750,000,000	€ 750,000,000					€ 750,000,000
Program 1 [Member]
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased as a part of publicly announced plans or programs															3,000,000
Value of stock acquired															€ (250,000,000)
Maximum number of shares that may yet be purchased under program 1	0	0	3,097,920	0	0	0	0	0	0	179,580	914,556	1,327,476	1,878,739	2,619,229					3,300,000.0